Real Estate, Property and Equipment, Net (Tables) (Allied Integral United Inc)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Allied Integral United Inc [Member]
Schedule of Real Estate, Property and Equipment

Real estate, property and equipment, net consist of the following:

Memory Care Facilities and corporate:

	Estimated Useful Lives	March 31, 2021	December 31, 2020
Land		$1,940,389	$1,940,389
Building and building improvements	39 years	7,278,900	7,277,693
Furniture, fixtures, and equipment	3-7 years	3,087,681	2,588,781
Total		12,306,970	11,806,863
Less accumulated depreciation		(3,121,425)	(2,953,579)
Real estate, property and equipment, net		$9,185,545	$8,853,284

Non-core businesses classified as assets held for sale:

	Estimated Useful Lives	March 31, 2021	December 31, 2020

Land		$2,892,195	$4,288,915
Building and building improvements	39 years	3,240,990	5,898,419
Furniture, fixtures and equipment	3-7 years	1,474,948	2,099,568
Other		67,972	200,969
Total		7,676,105	12,487,871
Less accumulated depreciation		(2,313,269)	(4,175,035)
Real estate, property and equipment, net		$5,362,836	$8,312,836

Real estate, property and equipment, net consist of the following:

Memory Care Facilities and corporate:

	Estimated Useful Lives	December 31, 2020	December 31, 2019

Land		$1,940,389	$1,940,389
Building and building improvements	39 years	7,277,693	7,124,278
Furniture, fixtures and equipment	3-7 years	2,588,781	2,401,012
Total		11,806,863	11,465,679
Less accumulated depreciation		(2,953,579)	(2,354,819)
Real estate, property and equipment, net		$8,853,284	$9,110,860

Non-core businesses classified as assets held for sale:

	Estimated Useful Lives	December 31, 2020	December 31, 2019

Land and land improvements		$4,288,915	$8,250,908
Building and building improvements	39 years	5,898,419	16,219,171
Furniture, fixtures and equipment	5-7 years	2,099,568	3,252,996
Other	3-5 years	200,969	342,521
Total		12,487,871	28,065,596
Less accumulated depreciation		(4,175,035)	(8,325,308)
Real estate, property and equipment, net		$8,312,836	$19,740,288